                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2010

Check here if Amendment  [ ];   Amendment Number:

  This Amendment (Check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WELLSPRING MANAGEMENT, LLC
Address:  1790 KIRBY PARKWAY
          SUITE 127
          MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     GEORGE M. WHITE
Title:    MANAGING MEMBER
Phone:    (901) 753-6863

Signature, Place, and Date of Signing:

/s/ George M. White   [Memphis, TN]   February 14, 2010
-------------------   -------------   -----------------
    [Signature]       [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          -------

Form 13F Information Table Entry Total:        26
                                          -------

Form 13F Information Table Value Total:    71,993 (thousands)
                                          -------

List of Other Included Managers:              N/A
                                          -------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                COLUMN 1                 COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7
--------------------------------------  -----------  -----------  --------  --------------------  ----------  --------
                                          TITLE OF                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER
             NAME OF ISSUER                CLASS        CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS
--------------------------------------  -----------  -----------  --------  ---------  ---  ----  ----------  --------
ADTRAN INC.                                 COM       00738A106     18,688    516,101                SOLE

AMERICAN ORIENTAL BIOENGINEERING, INC.      COM       028731107      5,299  2,207,894                SOLE

AOXING PHARMACEUTICAL CO. INC.              COM       03740A106      7,547  2,705,106                SOLE

BROOKFIELD ASSET MANAGEMENT INC.        CL A LTD VT   112585104      2,663     80,000                SOLE
                                            SH

CELADON GROUP INC.                          COM       150838100        148     10,000                SOLE

CHESAPEAKE ENERGY CORP.                     COM       165167107      1,555     60,000                SOLE

COMPASS MINERALS INTL.                      COM       20451N101      4,172     46,739                SOLE

COVENANT TRANSPORATION GRP INC           COM CL A     22284P105        678     70,000                SOLE

CROCS, INC.                                 COM       227046109        839     49,017                SOLE

GENERAL MOTORS COMPANY                  JR PFD CON    37045V209        855     15,800                SOLE
                                            SRB

GREEN MTN COFFEE ROASTERS INC               COM       393122106      2,300     70,000                SOLE

HERTZ GLOBAL HOLDINGS INC                   COM       42805T105      2,318    160,000                SOLE

PACER INTL INC.                             COM       69373H106        976    142,700                SOLE

PFIZER INC.                                 COM       717081103      3,502    200,000                SOLE

QIMONDA FINANCE LLC                     NOTE 6.750%   74732WAA7         65  2,000,000                SOLE

REPUBLIC SVCS INC.                          COM       760759100      2,133     71,419                SOLE

RESEARCH IN MOTION LTD                      COM       760975102      2,325     40,000                SOLE

SABRA HEALTH CARE REIT, INC.                COM       78573L106        184     10,000                SOLE

SAIA INC                                    COM       78709Y105      6,252    376,828                SOLE

SODASTREAM INTERNATIONAL LTD.               COM       M9068E105      1,453     46,000                SOLE

SPDR S&P 500 ETF TR                       TR UNIT     78462F103      1,509     12,000                SOLE

STAPLES INC.                                COM       855030102      2,277    100,000                SOLE

SUN HEALTHCARE GROUP INC.                   COM       86677E100        127     10,000                SOLE

                COLUMN 1                          COLUMN 8
--------------------------------------  ----------------------------
                                               VOTING AUTHORITY
                                        ----------------------------
             NAME OF ISSUER                SOLE      SHARED    NONE
--------------------------------------  ----------  --------  ------
ADTRAN INC.                                516,101

AMERICAN ORIENTAL BIOENGINEERING, INC.   2,207,894

AOXING PHARMACEUTICAL CO. INC.           2,705,106

BROOKFIELD ASSET MANAGEMENT INC.            80,000


CELADON GROUP INC.                          10,000

CHESAPEAKE ENERGY CORP.                     60,000

COMPASS MINERALS INTL.                      46,739

COVENANT TRANSPORATION GRP INC              70,000

CROCS, INC.                                 49,017

GENERAL MOTORS COMPANY                      15,800

GREEN MTN COFFEE ROASTERS INC               70,000

HERTZ GLOBAL HOLDINGS INC                  160,000

PACER INTL INC.                            142,700

PFIZER INC.                                200,000

QIMONDA FINANCE LLC                      2,000,000

REPUBLIC SVCS INC.                          71,419

RESEARCH IN MOTION LTD                      40,000

SABRA HEALTH CARE REIT, INC.                10,000

SAIA INC                                   376,828

SODASTREAM INTERNATIONAL LTD.               46,000

SPDR S&P 500 ETF TR                         12,000

STAPLES INC.                               100,000

SUN HEALTHCARE GROUP INC.                   10,000

                COLUMN 1                 COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7
--------------------------------------  -----------  -----------  --------  --------------------  ----------  --------
                                         TITLE OF                  VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER
             NAME OF ISSUER                CLASS        CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS
--------------------------------------  -----------  -----------  --------  ---------  ---  ----  ----------  --------
TAKE-TWO INTERACTIVE SOFTWARE INC.          COM       874054109      2,672    217,872                SOLE

TENET HEALTHCARE CORP.                      COM       88033G100      1,338    200,000                SOLE

WAVE SYSTEMS CORP                           COM       943526301        119     30,093                SOLE

                COLUMN 1                          COLUMN 8
--------------------------------------  ----------------------------
                                               VOTING AUTHORITY
                                        ----------------------------
             NAME OF ISSUER                SOLE      SHARED    NONE
--------------------------------------  ----------  --------  ------
TAKE-TWO INTERACTIVE SOFTWARE INC.         217,872

TENET HEALTHCARE CORP.                     200,000

WAVE SYSTEMS CORP                           30,093